Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of Current and Deferred Portions of Income Tax Expense

	Years ended December 31,
(In thousands)	2020	2021	2022
Current income tax expenses	183	53	4,450
Deferred income tax expenses/(benefits)	966	(178)	(382)
Income tax expenses/(benefits)	1,149	(125)	4,068

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

	Years ended December 31,
	2020	2021	2022
Aggregate dollar effect (in thousands)	197	4,100	5,243
Per share effect—basic	(0.00)	0.01	0.02
Per share effect—diluted	(0.00)	0.01	0.02

Reconciliation of Total Tax (Benefits)/Expenses

	Years ended December 31,
(In thousands)	2020	2021	2022
Income tax (benefits)/expenses at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(3,736)	246	5,047
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	787	2,571	1,640
Non-deductible expenses	101	47	468
Effect of Super Deduction	(733)	(2,262)	(2,594)
Effect of tax holidays and tax concessions	(197)	(4,100)	(5,243)
Change in valuation allowance of deferred tax assets	4,704	3,507	4,709
Expiration of tax loss	84	—	—
Others	139	(134)	41
Income tax expenses/(benefits)	1,149	(125)	4,068

Summary of Changes in Deferred Tax Asset and Liability Balances

(In thousands)	December 31, 2021	December 31, 2022
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	39,188	41,240
Impairment of long-term equity investments	4,245	3,972
Provision of allowance for expected credit losses	1,938	1,841
Others	209	383
Valuation allowance (note b)	(45,580)	(47,223)
Deferred tax assets, net	—	213

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(930)	(687)

Notes:

(a)

As of December 31, 2022, the accumulated net operating loss of USD5,854,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD220,231,000, mainly arose from the Company’s subsidiaries, the VIE and VIE’s subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2023 to 2030.

Schedule of Deferred Tax Assets and Liabilities Balances

(In thousands)	December 31, 2021	December 31, 2022
Within one year	180	165
After one year	750	522
Total	930	687

Schedule of Movement of Valuation Allowance

	Years ended December 31,
(In thousands)	2020	2021	2022
Beginning balance	34,257	40,924	45,580
Additions	4,704	3,507	5,931
Reversals	—	—	(1,222)
Exchange difference	1,963	1,149	(3,066)
Ending balance	40,924	45,580	47,223